Condensed Statement of Operations - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating costs	$ 7,948	$ 1,012,448
Loss from operations	(7,948)	(1,012,448)
Other income/(expense)
Interest earned on cash and marketable securities held in Trust Account		31,308
Offering costs allocated to warrants		(868,131)
Excess of Private Warrants fair value over purchase price		(3,097,200)
Change in fair value of warrant liability		3,911,091
Total other income/(expense)		(22,932)
Formation and operating costs	(7,948)
Net loss	$ (7,948)	$ (1,035,380)
Weighted average shares outstanding; Class A ordinary shares		29,112,329
Basic and diluted net loss per share, Class A ordinary shares	$ 0.00	$ (0.03)
Weighted average shares outstanding, Class B ordinary shares	7,500,000	8,449,315
Basic and diluted net loss per share, Class B ordinary shares	$ 0.00	$ (0.03)